File pursuant to Rule 497(e)

File Nos. 333-221764; and 811-23312

Impact Shares NAACP Minority Empowerment ETF

Ticker: NACP – NYSE ARCA

Impact Shares YWCA Women’s Empowerment ETF

Ticker: WOMN – NYSE ARCA

Each, a series of Tidal Trust III

May 9, 2024

Supplement to the Statement of Additional Information (“SAI”)
dated October 27, 2023, as supplemented

Trustee and Officer Changes

Effective May 10, 2024, Guillermo Trias is appointed Chairman of the Board of Tidal Trust III (the “Trust) and Eric Falkeis is appointed President of the Trust. Ethan Powell will remain an Interested Trustee of the Trust.

The sub-sections titled “Interested Trustees” and “Officers” in the “Management of the Trust” section of the SAI are replaced with the following:

Name and Year of Birth	Position(s) with the Funds	Term of Office[1] and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Tidal Trust III Fund Complex[2] Overseen by Trustees	Other Directorships/ Trusteeships Held During the Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership
INTERESTED TRUSTEES

Guillermo Trias (1976)	Interested Trustee; Chairman of the Board	Indefinite Term; Trustee (since August 2023) and Chairman of the Board (since May 2024)	Co-Founder & CEO of the Tidal Financial Group of companies (since 2016).	2	Manager (director) of Tidal Investments LLC	Significant experience in the financial industry; significant executive experience; significant administrative and managerial experience.

Ethan Powell (1975)	Interested Trustee	Indefinite Term; Trustee (since May 2016)	Principal and CIO of Brookmont Capital; President and Founder of Impact Shares LLC (“Impact Shares”) (since 2015); Trustee of the Highland and Nexpoint Fund Complex (since 2012); and Independent director of Kelly Strategic ETF Trust (Since 2022).	2	Serves as Independent Chairman of the Board of the Highland Fund Complex and the NexPoint Credit Strategies Fund Complex (collectively, 25 funds) and is a member of the Board of Kelly Strategic Management Fund	Significant experience in the financial industry; significant executive experience including past service as an officer of funds in the Highland Fund Complex; significant administrative and managerial experience.

Mr. Trias is deemed an “interested person” of the Trust, as defined in the 1940 Act, because of his current affiliation with Tidal Investments LLC, the Funds’ investment adviser. Mr. Powell is deemed to be an “interested person” of the Trust, as defined in the 1940 Act, because of his current affiliation with Impact Shares, Corp., the Funds’ investment sub-adviser.

Name and Year of Birth	Position(s) with the Funds	Term of Office and Length of Time Served[4]	Principal Occupation(s) During Past Five Years
OFFICERS

Eric W. Falkeis Born: 1973	President	Indefinite term; since May 2024	Chief Executive Officer, Tidal ETF Services LLC (since 2018); President, Principal Executive Officer, President, Principal Executive Officer, Interested Trustee and Chairman of Tidal ETF Trust (since 2018); President, Principal Executive Officer, President, Principal Executive Officer, Interested Trustee and Chairman of Tidal Trust II (since 2022); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).

Hatim Banaja Born: 1981	Vice President	Indefinite term; since 2023	SVP of Operations (since 2024), Head of Strategic Projects, Tidal Financial Group (2022 to 2023). Global Head of Equity Client Solutions Business Development, Bank of America Corporate and Investment Bank (2019 to 2021). Global Equity Volatility Business Manager, JP Morgan Corporate and Investment Bank (2014 to 2019).

William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	Indefinite term; since 2023	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Tidal Investments LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, ACA Global (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Director, Hadron Specialty Insurance Company; Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).

Aaron J. Perkovich Born: 1973	Assistant Treasurer	Indefinite term; since 2023	SVP of Fund Administration (since 2024), Tidal Financial Group (since 2024), Head of Fund Administration (2022 to 2023), Fund Administration Manager, (2022 to 2023), Tidal ETF Services LLC; Assistant Director Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).

Eric Olsen Born: 1970	Assistant Treasurer	Indefinite term; since 2023	Director of Accounting, SEI Investments Global Fund Services (since 2021); Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments (2013 to 2021).

Lissa M. Richter Born: 1979	Secretary	Indefinite term; since 2023	VP of Fund Governance and Compliance since 2024, ETF Regulatory Manager (2021 to 2023), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

[4]	The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

Please retain this Supplement with your SAI for future reference.